Intangibles - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 96,753	$ 87,986
Ending balance	104,071	96,753	$ 87,986
Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	253,064	222,923	193,226
Additions	30,921	30,179	29,697
Reclassifications	0	(38)	0
Ending balance	283,985	253,064	222,923
Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(156,311)	(134,937)	(114,671)
Amortization for the year	(23,603)	(21,374)	(20,266)
Ending balance	(179,914)	(156,311)	(134,937)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Ending balance	0	0	0
License and software rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	52,849	41,148
Ending balance	55,825	52,849	41,148
License and software rights | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	208,140	175,065	155,476
Additions	5,282	7,479	6,059
Reclassifications	21,297	25,596	13,530
Ending balance	234,719	208,140	175,065
License and software rights | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(155,291)	(133,917)	(113,651)
Amortization for the year	(23,603)	(21,374)	(20,266)
Ending balance	(178,894)	(155,291)	(133,917)
Intangible in process
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,524	26,458
Ending balance	27,866	23,524	26,458
Intangible in process | Cost -
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,544	27,478	17,370
Additions	25,639	22,700	23,638
Reclassifications	(21,297)	(25,634)	(13,530)
Ending balance	28,886	24,544	27,478
Intangible in process | Accumulated amortization and impairment—
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,020)	(1,020)	(1,020)
Amortization for the year	0	0	0
Ending balance	$ (1,020)	$ (1,020)	$ (1,020)